RIGHT-OF-USE ASSETS, NET AND LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
RIGHT-OF-USE ASSETS, NET AND LEASE OBLIGATIONS [Abstract]
Right-of-Use Assets
The Group has leased agreements according to the following composition:

	Property: Agencies and offices	Servers and technology platforms	Transport units	Other leases	2023	2022	2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balance as of January 1,	807,422	151,363	3,305	64,801	1,026,891	969,355	990,148
Additions	101,585	3,239	3,308	14,709	122,841	113,948	110,005
Disposal and others	(61,753)	(2,231)	(505)	–	(64,489)	(56,412)	(130,798)
Balance as of December 31	847,254	152,371	6,108	79,510	1,085,243	1,026,891	969,355

Accumulated depreciation -
Balance as of January 1,	386,108	71,512	2,052	23,386	483,058	382,938	287,220
Depreciation of the period	105,163	27,831	682	14,157	147,833	151,335	161,287
Disposal and others	(42,614)	(2,247)	(502)	–	(45,363)	(51,215)	(65,569)
Balance as of December 31	448,657	97,096	2,232	37,543	585,528	483,058	382,938

Net carrying amount	398,597	55,275	3,876	41,967	499,715	543,833	586,417